[USAA EAGLE LOGO (R)]
9800 Fredericksburg Road
San Antonio, Texas 78288


                                         November 17, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:      USAA Mutual Funds Trust
         Post-Effective Amendment No. 48 to
         Registration Statement on Form N-1A
         1933 Act File No. 033-65572
         1940 Act File No. 811-7852

Dear Sir or Madam:

         On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the "Registrant"), we hereby enclose for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 48 (the Amendment) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

         As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on February 1, 2010, pursuant to Rule 485(a)(2) under the 1933 Act.

         The primary purpose of the Amendment is to register shares of one new series of the Registrant: the Managed Allocation Fund.

         If you have any question with respect to the enclosed, please contact me at (210) 498-4103 or James G. Whetzel at (210) 498-4628.

                                         Sincerely,


                                         /S/ CHRISTOPHER P. LAIA
                                         ------------------------
                                         Christopher P. Laia
                                         Vice President
                                         Securities Counsel

Enclosures
cc:  K&L Gates LLP


              USAA Investment Management Company